Nature of Operations	12 Months Ended
Jul. 31, 2014
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Nature of Operations
Nature of Operations

Avanzar Sales and Distribution, LLC (the “Company”) was formed on April 15, 2009, as a Limited Liability Company in the State of California. The Company is a beverage and snack distributor and broker in the Southern California region. The Company’s fiscal year end is July 31.